Condensed Consolidating Statements of Income (Details) - USD ($) $ in Millions	3 Months Ended												12 Months Ended
	Dec. 31, 2015 [1]	Sep. 30, 2015 [1]	Jun. 30, 2015 [1]	Mar. 31, 2015 [1]	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Transaction and clearing fees, net													$ 3,228	$ 3,144	$ 1,393
Market data fees													871	691	246
Listing Fees and Other Revenue													583	517	91
Revenues													4,682	4,352	1,730
Transaction-based expenses													1,344	1,260	132
Total revenues, less transaction-based expenses	$ (875)	$ (816)	$ (797)	$ (850)	$ (800)		$ (745)		$ (750)		$ (797)		(3,338)	(3,092)	(1,598)
Operating expenses:
Selling, general and administrative													312	402	144
Depreciation and amortization													374	333	156
Total other income (expense), net													(97)	(41)	(286)
Income before income taxes													1,653	1,407	504
Income tax expense (benefit)													358	402	184
Equity earnings from subsidiaries													0	0	0
Income from continuing operations													(1,295)	(1,005)	(320)
Income from discontinued operations, net of tax					0	[2]	10	[2]	(8)	[2]	(13)	[2]		(11)	50
Net income (loss)													(1,295)	(1,016)	(270)
Net income attributable to non-controlling interest													(21)	(35)	(16)
Net income (loss) attributable to ICE Group, Inc.	(370)	(306)	(283)	(315)	(288)		(206)		(226)		(261)		(1,274)	(981)	(254)
Labor and Related Expense													611	592	302
Technology Services Costs													203	188	63
Acquisition-related transaction and integration costs													88	129	143
Operating Expenses													1,588	1,644	808
Operating Income (Loss)	$ 418	$ 440	$ 430	$ 462	$ 400		$ 330		$ 327		$ 391		1,750	1,448	790
ICE Group, Inc. (Parent)
Revenues:
Transaction and clearing fees, net													0	0	0
Market data fees													0	0	0
Listing Fees and Other Revenue													0	0	0
Revenues													0	0	0
Transaction-based expenses													0	0	0
Total revenues, less transaction-based expenses													0	0	0
Operating expenses:
Selling, general and administrative													1	1	0
Depreciation and amortization													0	0	0
Total other income (expense), net													(44)	(17)	(11)
Income before income taxes													(58)	(19)	(11)
Income tax expense (benefit)													0	(2)	(4)
Equity earnings from subsidiaries													1,332	998	261
Income from continuing operations														(981)	(254)
Income from discontinued operations, net of tax														0	0
Net income (loss)													(1,274)	(981)	(254)
Net income attributable to non-controlling interest													0	0	0
Net income (loss) attributable to ICE Group, Inc.													(1,274)	(981)	(254)
Labor and Related Expense													1	1	0
Technology Services Costs													0	0	0
Acquisition-related transaction and integration costs													12	0	0
Operating Expenses													14	2	0
Operating Income (Loss)													(14)	(2)	0
Subsidiary Guarantor - NYSE Euronext Holdings, LLC
Revenues:
Transaction and clearing fees, net													0	0	0
Market data fees													0	0	0
Listing Fees and Other Revenue													0	0	0
Revenues													0	0	0
Transaction-based expenses													0	0	0
Total revenues, less transaction-based expenses													0	0	0
Operating expenses:
Selling, general and administrative													0	0	0
Depreciation and amortization													0	0	0
Total other income (expense), net													(23)	(45)	(3)
Income before income taxes													(23)	(57)	(3)
Income tax expense (benefit)													0	0	0
Equity earnings from subsidiaries													417	535	(17)
Income from continuing operations														(478)	20
Income from discontinued operations, net of tax														0	0
Net income (loss)													(394)	(478)	20
Net income attributable to non-controlling interest													0	0	0
Net income (loss) attributable to ICE Group, Inc.													(394)	(478)	20
Labor and Related Expense													0	0	0
Technology Services Costs													0	0	0
Acquisition-related transaction and integration costs													0	12	0
Operating Expenses													0	12	0
Operating Income (Loss)													0	(12)	0
Subsidiary Non-Guarantors
Revenues:
Transaction and clearing fees, net													3,228	3,144	1,393
Market data fees													871	691	246
Listing Fees and Other Revenue													583	517	91
Revenues													4,682	4,352	1,730
Transaction-based expenses													1,344	1,260	132
Total revenues, less transaction-based expenses													(3,338)	(3,092)	(1,598)
Operating expenses:
Selling, general and administrative													311	401	144
Depreciation and amortization													374	333	156
Total other income (expense), net													(30)	21	(272)
Income before income taxes													1,734	1,483	518
Income tax expense (benefit)													358	404	188
Equity earnings from subsidiaries													0	0	0
Income from continuing operations														(1,079)	(330)
Income from discontinued operations, net of tax														(11)	50
Net income (loss)													(1,376)	(1,090)	(280)
Net income attributable to non-controlling interest													(21)	(35)	(16)
Net income (loss) attributable to ICE Group, Inc.													(1,355)	(1,055)	(264)
Labor and Related Expense													610	591	302
Technology Services Costs													203	188	63
Acquisition-related transaction and integration costs													76	117	143
Operating Expenses													1,574	1,630	808
Operating Income (Loss)													1,764	1,462	790
Consolidating Adjustments
Revenues:
Transaction and clearing fees, net													0	0	0
Market data fees													0	0	0
Listing Fees and Other Revenue													0	0	0
Revenues													0	0	0
Transaction-based expenses													0	0	0
Total revenues, less transaction-based expenses													0	0	0
Operating expenses:
Selling, general and administrative													0	0	0
Depreciation and amortization													0	0	0
Total other income (expense), net													0	0	0
Income before income taxes													0	0	0
Income tax expense (benefit)													0	0	0
Equity earnings from subsidiaries													(1,749)	(1,533)	(244)
Income from continuing operations														1,533	244
Income from discontinued operations, net of tax														0	0
Net income (loss)													1,749	1,533	244
Net income attributable to non-controlling interest													0	0	0
Net income (loss) attributable to ICE Group, Inc.													1,749	1,533	244
Labor and Related Expense													0	0	0
Technology Services Costs													0	0	0
Acquisition-related transaction and integration costs													0	0	0
Operating Expenses													0	0	0
Operating Income (Loss)													$ 0	$ 0	$ 0

[1]	We acquired Interactive Data on December 14, 2015 and Trayport on December 11, 2015 and have included their results with our consolidated results above effective from the acquisition date (Note 3).
[2]	The results of Euronext and NYSE Technologies have been presented above as discontinued operations through the date of their dispositions during the year ended December 31, 2014 (Note 16).